Financial derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Nominal amount of trading derivative assets	$ 4,830,192	$ 4,511,903
Fair value of trading derivatives	228,816	179,390
OTC transactions
Financial assets
Fair value of trading derivatives	228,816	179,390
Currency risk | Futures
Financial assets
Nominal amount of trading derivative assets	48,013	12,453
Currency risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	187,753	261,701
Fair value of trading derivatives	6,723	5,042
Currency risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	21,769	30,428
Fair value of trading derivatives	215	88
Currency risk | Options
Financial assets
Nominal amount of trading derivative assets	117,173	88,639
Fair value of trading derivatives	2,321	1,874
Currency risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	523,287	486,767
Fair value of trading derivatives	59,553	76,649
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	66,342	53,370
Fair value of trading derivatives	1,277	712
Interest rate risk | Interest rate swaps
Financial assets
Nominal amount of trading derivative assets	3,863,421	3,577,417
Fair value of trading derivatives	158,553	94,895
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets		72
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	55	281
Fair value of trading derivatives	12	45
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	2,379	775
Fair value of trading derivatives	$ 162	$ 85